Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Federal income tax purposes	$ 30,078,801
Deferred State and Local Income Tax Expense (Benefit)	$ 23,232,961
Deferred Federal, State and Local, Tax Expense (Benefit)		$ 14,924,318